SHARE CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about warrants, activity [Table Text Block]
	Number of	Weighted Average
	Warrants	Exercise Price

Outstanding at December 31, 2015	19,918,592	$0.59
Exercised	(14,787,443)	0.63
Issued on exercise of broker warrants	614,137	0.65
Expired	(31,000)	0.65
Outstanding at December 31, 2016	5,714,286	0.50
Exercised	(5,714,286)	0.50
Outstanding at December 31, 2017	-	$-

Disclosure of number and weighted average exercise prices of share options [Table Text Block]
		Weighted
	Number of	Average
	Stock Options	Exercise Price
Outstanding at December 31, 2015	27,124,446	$0.48
Granted	10,200,000	2.45
Exercised	(2,941,666)	0.41
Expired	(116,667)	2.65
Forfeited	(800,001)	1.36
Outstanding at December 31, 2016	33,466,112	$1.06
Granted	6,200,000	3.27
Exercised	(1,424,445)	0.79
Forfeited	(383,333)	2.53
Outstanding at December 31, 2017	37,858,334	$1.42
Number of options exercisable	30,783,334	$1.07

Disclosure of number and weighted average remaining contractual life of outstanding share options [Table Text Block]
			Remaining
Number of	Number	Exercise	Contractual
Options	Exercisable	Price	Life (Years)	Expiry Date

3,600,000	3,600,000	$0.400	0.08	January 31, 2018
333,334	333,334	$1.510	0.19	March 12, 2018
1,450,000	1,450,000	$0.400	0.58	July 30, 2018
250,000	250,000	$0.300	0.97	December 19, 2018
2,625,000	2,625,000	$0.400	1.39	May 23, 2019
750,000	750,000	$0.400	1.42	June 2, 2019
4,550,000	4,550,000	$0.460	1.98	December 24, 2019
4,200,000	4,200,000	$0.500	2.41	May 27, 2020
500,000	500,000	$0.620	2.73	September 22, 2020
4,575,000	4,575,000	$0.640	2.96	December 16, 2020
250,000	166,667	$2.690	3.44	June 8, 2021
5,275,000	3,516,666	$2.650	3.48	June 23, 2021
3,300,000	2,200,000	$2.240	3.96	December 15, 2021
150,000	50,000	$3.300	4.05	January 19, 2022
250,000	83,334	$3.110	4.31	April 22, 2022
1,475,000	491,666	$2.930	4.87	November 13, 2022
4,325,000	1,441,667	$3.390	4.96	December 14, 2022
37,858,334	30,783,334

Disclosure of detailed information about options, valuation assumptions [Table Text Block]
	December 31,	December 31,
	2017	2016
Expected stock price volatility	81.72%	87.15%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	1.53%	0.68%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in the year	$2.13	$1.65

Disclosure of reserves within equity [Table Text Block]
Total
Balance, December 31, 2015	$7,530,180
Exercise of options	(726,574)
Exercise of warrants	(934,361)
Share-based payments	11,136,420
Balance, December 31, 2016	$17,005,665
Exercise of options	(853,100)
Expired warrants adjustment	(595,964)
Share-based payments	12,493,458
Balance, December 31, 2017	$28,050,059